UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-09243

The Gabelli Utility Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Utility Trust

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Justin Berger, CFA Portfolio Manager BA, Yale University MBA, Wharton School, University of Pennsylvania	Brett Kearney, CFA Portfolio Manager BS, Washington and Lee University MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of The Gabelli Utility Trust (the Fund) was 8.9%. The total return for the Standard & Poor’s (S&P) 500 Utilities Index was 2.4%. The total return for the Fund’s publicly traded shares was 5.8%. The Fund’s NAV per share was $4.30, while the price of the publicly traded shares closed at $7.96 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Average Annual Returns through June 30, 2021 (a) (Unaudited)
	Year to Date	1 Year	5 year	10 year	15 year	20 year	Since Inception (7/9/99)
The Gabelli Utility Trust (GUT)
NAV Total Return (b)	8.93%	23.99%	5.20%	8.23%	8.07%	8.09%	8.50%
Investment Total Return (c)	5.83	24.33	14.36	11.65	9.68	9.16	10.04
S&P 500 Utilities Index	2.38	15.77	7.41	10.56	8.61	6.72	7.09
Lipper Utility Fund Average	3.85	18.04	6.84	8.80	7.83	7.02	6.56

(a) Performance returns for periods of less than one year are not annualized. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b) Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c) Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Utility Trust

Electric Integrated	36.4%
U.S. Government Obligations	19.1%
Telecommunications	6.4%
Water	5.8%
Natural Gas Utilities	5.8%
Cable and Satellite	4.9%
Natural Gas Integrated	4.5%
Global Utilities	2.4%
Wireless Communications	2.0%
Electric Transmission and Distribution	1.8%
Merchant Energy	1.6%
Alternative Energy	1.3%
Services	1.3%
Diversified Industrial	1.2%
Machinery	0.9%
Natural Resources	0.9%
Transportation	0.7%
Electronics	0.6%
Financial Services	0.5%
Equipment and Supplies	0.4%
Environmental Services	0.4%
Entertainment	0.4%
Oil	0.3%
Automotive	0.3%
Communications Equipment	0.1%
Agriculture	0.0%*
Specialty Chemicals	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utility Trust

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 80.1%
	ENERGY AND UTILITIES — 62.7%
	Alternative Energy — 1.3%
3,400	Brookfield Renewable Corp., Cl.A	$123,011	$142,596
8,000	Eos Energy Enterprises Inc.†	82,038	143,680
400	Landis+Gyr Group AG	27,204	27,927
38,550	NextEra Energy Partners LP	1,237,014	2,943,678
13,000	Ormat Technologies Inc.	375,290	903,890
12,000	Siemens Gamesa
	Renewable Energy SA†	217,692	400,689
500	SolarEdge Technologies Inc.†	51,089	138,185
6,000	Vestas Wind Systems A/S	124,138	234,212
		2,237,476	4,934,857

	Diversified Industrial — 0.8%
2,000	Alstom SA†	59,738	101,002
11,000	AZZ Inc.	357,885	569,580
12,000	Bouygues SA	426,804	443,803
70,000	General Electric Co.	871,715	942,200
900	Sulzer AG	90,704	124,312
27,000	Vantage Towers AG†	780,792	869,534
		2,587,638	3,050,431

	Electric Integrated — 36.2%
23,700	ALLETE Inc.	1,153,333	1,658,526
80,000	Alliant Energy Corp.	2,764,511	4,460,800
18,150	Ameren Corp.	647,750	1,452,726
55,950	American Electric Power Co. Inc.	3,736,892	4,732,810
3,000	Atlantica Sustainable Infrastructure plc	83,085	111,660
66,000	Avangrid Inc.	2,401,804	3,394,380
30,000	Avista Corp.	1,323,548	1,280,100
1,000	Badger Meter Inc.	63,752	98,120
33,000	Black Hills Corp.	1,615,028	2,165,790
6,000	CenterPoint Energy Inc.	150,044	147,120
83,150	CMS Energy Corp.	3,654,428	4,912,502
46,000	Dominion Energy Inc.	3,256,537	3,384,220
16,900	DTE Energy Co.	1,398,231	2,190,240
72,700	Duke Energy Corp.	6,357,854	7,176,944
67,000	Edison International	4,032,902	3,873,940
6,500	Emera Inc.	251,579	294,902
4,125	Entergy Corp.	183,086	411,263
140,500	Evergy Inc.	7,843,618	8,490,415
120,200	Eversource Energy	7,809,530	9,644,848
100,400	FirstEnergy Corp.	3,454,613	3,735,884
82,000	Hawaiian Electric Industries Inc.	2,719,364	3,466,960
1,800	IDACORP Inc.	188,985	175,500
60,000	MGE Energy Inc.	3,668,167	4,466,400
Shares		Cost	Market Value
208,000	NextEra Energy Inc.	$11,307,298	$15,242,240
48,000	NiSource Inc.	397,800	1,176,000
72,500	NorthWestern Corp.	3,993,527	4,365,950
184,000	OGE Energy Corp.	6,816,791	6,191,600
75,000	Otter Tail Corp.	2,561,934	3,660,750
34,000	PG&E Corp.†	297,628	345,780
125,404	PNM Resources Inc.	6,057,927	6,115,953
45,000	Portland General Electric Co.	1,892,836	2,073,600
1,000	PPL Corp.	21,690	27,970
32,100	Public Service Enterprise Group Inc.	1,250,637	1,917,654
350	Roper Technologies Inc.	125,575	164,570
800	Sempra Energy	119,157	105,984
2,900	The Southern Co.	187,507	175,479
17,000	Unitil Corp.	448,439	900,490
129,700	WEC Energy Group Inc.	10,350,219	11,536,815
150,000	Xcel Energy Inc.	7,741,867	9,882,000
		112,329,473	135,608,885

	Electric Transmission and Distribution — 1.8%
35,000	Consolidated Edison Inc.	2,220,382	2,510,200
66,100	Exelon Corp.	1,936,355	2,928,891
95,000	Iberdrola SA	1,067,641	1,158,003
		5,224,378	6,597,094

	Environmental Services — 0.4%
4,000	Evoqua Water Technologies Corp.†	68,905	135,120
3,000	Fluidra SA	36,200	118,990
2,000	Pentair plc	68,283	134,980
3,000	Suez SA†	0	71,323
700	Tetra Tech Inc.	61,451	85,428
30,000	Veolia Environnement SA	487,553	906,031
		722,392	1,451,872

	Equipment and Supplies — 0.4%
300	Capstone Green Energy Corp.†	795	1,686
500	Danaher Corp.	80,886	134,180
26,000	Mueller Industries Inc.	731,613	1,126,060
2,500	Rexnord Corp.	82,514	125,100
500	Valmont Industries Inc.	63,075	118,025
		958,883	1,505,051

	Global Utilities — 2.4%
8,000	Chubu Electric Power Co. Inc.	157,974	97,790
7,595	EDP - Energias de Portugal SA	27,768	40,256
116,000	Electric Power Development Co. Ltd.	2,734,845	1,654,980
33,000	Endesa SA	956,686	800,595
300,000	Enel SpA	1,862,753	2,786,038

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
560,000	Hera SpA	$1,323,309	$2,313,446
15,000	Hokkaido Electric Power Co. Inc.	73,141	67,915
12,000	Hokuriku Electric Power Co.	87,871	65,457
5,000	Huaneng Power
	International Inc., ADR	71,292	79,300
35,000	Korea Electric Power Corp., ADR	468,889	378,000
20,000	Kyushu Electric Power Co. Inc.	246,602	153,922
10,000	Shikoku Electric Power Co. Inc.	108,258	68,050
8,000	The Chugoku Electric Power Co. Inc.	150,761	73,019
25,000	The Kansai Electric Power Co. Inc.	330,129	238,422
10,000	Tohoku Electric Power Co. Inc.	116,733	78,311
		8,717,011	8,895,501
	Merchant Energy — 1.6%
235,500	The AES Corp.(a)	3,585,654	6,139,485

	Natural Gas Integrated — 4.5%
85,000	Energy Transfer LP	1,082,547	903,550
105,000	Kinder Morgan Inc.	1,867,831	1,914,150
110,600	National Fuel Gas Co.	4,279,235	5,778,850
150,000	ONEOK Inc.	6,563,054	8,346,000
		13,792,667	16,942,550

	Natural Gas Utilities — 5.0%
25,500	Atmos Energy Corp.	2,023,097	2,450,805
10,000	Chesapeake Utilities Corp.	793,545	1,203,300
29,000	Corning Natural Gas Holding Corp.	273,995	691,795
14,000	Engie SA	406,391	191,802
70,000	National Grid plc, ADR	4,964,573	4,475,800
30,000	ONE Gas Inc.	1,276,328	2,223,600
18,000	RGC Resources Inc.	128,344	453,780
101,200	Southwest Gas Holdings Inc.	7,046,796	6,698,428
5,200	Spire Inc.	295,596	375,804
1,800	UGI Corp.	79,900	83,358
		17,288,565	18,848,472

	Natural Resources — 0.9%
55,000	Cameco Corp.	550,204	1,054,900
30,000	Compania de Minas
	Buenaventura SAA, ADR†	327,255	271,500
Shares		Cost	Market Value
25,000	Exxon Mobil Corp.	$1,967,025	$1,577,000
2,200	Hess Corp.	82,673	192,104
400	Linde plc	84,729	115,640
		3,011,886	3,211,144

	Oil — 0.3%
7,000	Devon Energy Corp.	67,981	204,330
30,000	Halliburton Co.	618,150	693,600
		686,131	897,930

	Services — 1.3%
24,000	ABB Ltd., ADR	478,264	815,760
100,000	Enbridge Inc.	2,781,675	4,004,000
		3,259,939	4,819,760

	Water — 5.8%
27,000	American States Water Co.	1,326,417	2,148,120
24,900	American Water Works Co. Inc.	2,625,753	3,837,837
24,200	Artesian Resources Corp., Cl.A	512,360	889,834
34,000	California Water Service Group	687,475	1,888,360
27,000	Essential Utilities Inc.	508,775	1,233,900
42,700	Middlesex Water Co.	712,234	3,489,871
155,000	Severn Trent plc	4,097,160	5,362,432
38,500	SJW Group	1,629,061	2,437,050
10,000	The York Water Co.	154,349	453,000
		12,253,584	21,740,404
	TOTAL ENERGY AND UTILITIES	186,655,677	234,643,436
	COMMUNICATIONS — 13.4%

	Cable and Satellite — 4.9%
3,000	Charter Communications Inc., Cl.A†	598,964	2,164,350
20,000	Cogeco Inc.	389,461	1,551,146
68,000	DISH Network Corp., Cl.A†	2,302,234	2,842,400
10,000	EchoStar Corp., Cl.A†	228,284	242,900
340,000	ITV plc†	709,854	590,489
60,000	Liberty Global plc, Cl.A†	1,270,647	1,629,600
120,071	Liberty Global plc, Cl.C†	3,379,833	3,246,720
60,000	Liberty Latin America Ltd., Cl.A†	687,045	831,600
5,947	Liberty Latin America Ltd., Cl.C†	42,462	83,853
16,000	Rogers Communications Inc., Cl.B	785,889	850,240
14,000	Shaw Communications Inc., Cl.B	390,089	405,566
102,000	Telenet Group Holding NV	4,718,300	3,838,842
		15,503,062	18,277,706

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Communications Equipment — 0.1%
10,000	Furukawa Electric Co. Ltd.	$339,399	$249,066

	Telecommunications — 6.4%
50,000	AT&T Inc.	1,711,000	1,439,000
10,000	BCE Inc., New York	420,404	493,200
6,047	BCE Inc., Toronto	257,284	298,204
100,000	BT Group plc, Cl.A†	288,174	268,360
70,000	Cincinnati Bell Inc.†	1,067,073	1,079,400
6,500	Cogeco Communications Inc.	226,985	635,580
93,000	Deutsche Telekom AG	1,600,155	1,964,214
60,000	Deutsche Telekom AG, ADR	991,918	1,275,600
85,000	Euskaltel SA(b)	1,121,060	1,106,661
200	Hutchison
	Telecommunications Hong Kong Holdings Ltd.	19	39
135,000	Lumen Technologies Inc.	2,101,748	1,834,650
70,000	Nippon Telegraph & Telephone Corp.	813,435	1,823,799
142,000	Orange Belgium SA	3,746,536	3,185,683
5,000	Orange SA, ADR	60,201	57,200
59,000	Orascom Financial Holding SAE†	9,810	1,120
11,800	Orascom Investment Holding, GDR	10,951	354
30,000	Pharol SGPS SA†	8,930	3,593
4,000	Proximus SA	91,346	77,264
2,000	PT Indosat Tbk†	1,061	945
110,000	Sistema PJSC FC, GDR	460,260	946,000
1,350	Tele2 AB, Cl.B	15,470	18,393
20,000	Telefonica Deutschland Holding AG	87,983	52,766
250,000	Telefonica SA, ADR	1,200,752	1,175,000
85,000	Telekom Austria AG	712,797	725,679
15,000	Telephone and Data Systems Inc.	297,471	339,900
1,200	Telesites SAB de CV†	911	1,112
7,000	T-Mobile US Inc.†	549,799	1,013,810
325,000	VEON Ltd., ADR†	768,080	594,750
65,000	Verizon Communications Inc.	2,935,725	3,641,950
		21,557,338	24,054,226

	Wireless Communications — 2.0%
3,000	America Movil SAB de CV, Cl.L, ADR	33,726	45,000
10,000	Anterix Inc.†	409,592	599,900
53,000	Millicom International Cellular SA, SDR†	2,264,458	2,098,176
Shares		Cost	Market Value
1,154	Mobile Telesystems PJSC	$6,303	$5,407
7,250	Mobile TeleSystems PJSC, ADR	75,934	67,135
2,000	SK Telecom Co. Ltd., ADR	32,986	62,820
400	SmarTone
	Telecommunications
	Holdings Ltd.	207	237
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	399,014	280,200
42,000	United States Cellular Corp.†	1,802,713	1,525,020
175,000	Vodafone Group plc, ADR	3,825,084	2,997,750
		8,850,017	7,681,645
	TOTAL COMMUNICATIONS	46,249,816	50,262,643

	OTHER — 3.8%
	Agriculture 0.0%
3,000	Cadiz Inc.†	30,211	40,800

	Automotive — 0.3%
25,000	Navistar International Corp.†	1,103,985	1,112,500

	Diversified Industrial — 0.4%
25,000	Macquarie Infrastructure Corp.	917,249	956,750
5,000	US Concrete Inc.†	369,200	369,000
		1,286,449	1,325,750

	Electronics — 0.6%
700	Hubbell Inc.	102,498	130,788
3,000	Keysight Technologies Inc.†	301,421	463,230
18,000	Sony Group Corp., ADR	828,835	1,749,960
		1,232,754	2,343,978

	Entertainment — 0.4%
44,000	Vivendi SE	1,059,668	1,478,061
	Financial Services — 0.5%
50,000	GAM Holding AG†	150,221	108,619
19,000	Kinnevik AB, Cl.A	634,291	860,518
20,000	Kinnevik AB, Cl.B	708,877	800,645
		1,493,389	1,769,782

	Machinery — 0.9%
195,000	CNH Industrial NV	2,298,276	3,260,400
1,500	Flowserve Corp.	72,528	60,480
8,000	Mueller Water Products Inc., Cl.A	88,244	115,360
1,000	Xylem Inc.	82,080	119,960
		2,541,128	3,556,200

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)

	Specialty Chemicals — 0.0%
400	Air Products and Chemicals Inc.	$94,752	$115,072

	Transportation — 0.7%
27,500	GATX Corp.	1,263,239	2,432,925

	TOTAL OTHER	10,105,575	14,175,068

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
	Electric Integrated — 0.2%
20,000	NRG Energy Inc.	480,910	806,000

	TOTAL COMMON STOCKS	243,491,978	299,887,147

	MANDATORY CONVERTIBLE SECURITIES(c) — 0.8%
	ENERGY AND UTILITIES — 0.8%
	Natural Gas Utilities — 0.8%
4,203	Corning Natural Gas Holding Corp., Ser.B, 4.800%, 09/30/26	87,212	120,752
56,000	Spire Inc., Ser.A, 7.500%, 03/01/24	2,800,000	3,027,920

	TOTAL MANDATORY CONVERTIBLE SECURITIES	2,887,212	3,148,672

	WARRANTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
625	Occidental Petroleum Corp., expire 08/03/27†	3,094	8,694

	Services — 0.0%
1,425	Weatherford International plc, expire 12/13/23†	0	627

	TOTAL ENERGY AND UTILITIES	3,094	9,321
	TOTAL WARRANTS	3,094	9,321

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 19.1%
$308,000	U.S. Cash Management Bill, 0.013%††, 09/07/21	$307,992	$307,975
71,188,000	U.S. Treasury Bills, 0.002% to 0.055%††, 07/08/21 to 12/09/21(d)	71,183,992	71,182,752

	TOTAL U.S. GOVERNMENT OBLIGATIONS	71,491,984	71,490,727

TOTAL INVESTMENTS — 100.0%		$317,874,268	374,535,867

Other Assets and Liabilities (Net)			(555,659)

PREFERRED SHARES
(3,154,188 preferred shares outstanding).			(101,332,200)

NET ASSETS — COMMON SHARES
(63,348,016 common shares outstanding).			$272,648,008

NET ASSET VALUE PER COMMON SHARE
($272,648,008 ÷ 63,348,016 shares outstanding)			$4.30

(a)	Securities, or a portion thereof, with a value of $3,258,750 are reserved and/or pledged with the custodian for current or potential holdings of swaps.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	At June 30, 2021, $500,000 of the principal amount was pledged as collateral for current or potential holdings.

†	Non-income producing security.

††	Represents annualized yield(s) at date(s) of purchase.

ADR American Depositary Receipt

GDR Global Depositary Receipt

SDR Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

As of June 30, 2021, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized (Depreciation)
Rolls-Royce	Rolls-Royce	The Goldman Sachs
Holdings plc	Holdings plc	Group, Inc.	1 Month	06/28/2022	$311,660	$(38,094)	—	$(38,094)
TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS								$(38,094)

See accompanying notes to financial statements.

The Gabelli Utility Trust

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in securities, at value (cost $317,874,268)	$374,535,867
Foreign currency, at value (cost $1,380)	1,370
Dividends receivable	877,028
Deferred offering expense	167,628
Prepaid expenses	4,065
Total Assets	375,585,958
Liabilities:
Payable to bank	7,203
Distributions payable.	612,685
Payable for investment advisory fees	524,543
Payable for offering costs.	189,871
Payable for payroll expenses	22,321
Payable for accounting fees	3,750
Payable for shareholder communications	80,502
Unrealized depreciation on swap contracts	38,094
Other accrued expenses	126,781
Total Liabilities	1,605,750
Cumulative Preferred Shares $0.001 par value:
Series A Preferred Shares (5.625%, $25 liquidation value, 1,200,000 shares authorized with 1,153,288 shares issued and outstanding)	28,832,200
Series B Preferred Shares (Auction Market, $25,000 liquidation value, 1,000 shares authorized with 900 shares issued and outstanding)	22,500,000
Series C Preferred Shares (5.375%, $25 liquidation value, 2,000,000 shares authorized with 2,000,000 shares issued and outstanding)	50,000,000
Total Preferred Shares	101,332,200
Net Assets Attributable to Common Shareholders	$272,648,008

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital.	$219,260,845
Total distributable earnings	53,387,163
Net Assets	$272,648,008

Net Asset Value per Common Share:
($272,648,008 ÷ 63,348,016 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$4.30

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $161,617)	$4,643,404
Non-cash dividends	776,273
Interest	16,697
Total Investment Income	5,436,374
Expenses:
Investment advisory fees.	1,742,706
Shareholder communications expenses	90,673
Trustees’ fees	69,469
Shareholder services fees	63,065
Legal and audit fees	49,794
Payroll expenses	46,328
Custodian fees	25,412
Accounting fees	22,500
Interest expense	6
Miscellaneous expenses	75,048
Total Expenses	2,185,001
Less:
Custodian fee credits	(58)
Expenses paid indirectly by broker (See Note 3)	(1,670)
Total Credits and Reimbursements	(1,728)
Net Expenses	2,183,273
Net Investment Income	3,253,101
Net Realized and Unrealized Gain/(Loss) on Investments in Securities Swap Contracts, and Foreign Currency:
Net realized loss on investments in securities	(629,254)
Net realized loss on swap contracts	(5,409)
Net realized loss on foreign currency transactions	(13,849)
Net realized loss on investments in securities swap
contracts, and foreign currency transactions	(648,512)
Net change in unrealized appreciation/depreciation:
on investments in securities	17,883,754
on swap contracts	(25,916)
on foreign currency translations	(11,938)
Net change in unrealized appreciation/depreciation on investments in securities, swap contracts, and foreign currency translations	17,845,900
Net Realized and Unrealized Gain/(Loss) on Investments in Securities Swap Contracts, and Foreign Currency	17,197,388
Net Increase in Net Assets Resulting from Operations	20,450,489
Total Distributions to Preferred Shareholders	2,391,673)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$18,058,816

See accompanying notes to financial statements.

The Gabelli Utility Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income	$3,253,101	$4,931,533
Net realized loss on investments in securities, swap contracts, and foreign currency transactions	(648,512)	(2,404,455)
Net change in unrealized appreciation/depreciation on investments in securities, swap contracts, and foreign currency transations	17,845,900	(16,483,809)
Net Increase/(Decrease) in Net Assets Resulting from Operations	20,450,489	(13,956,731)
Distributions to Preferred Shareholders:
Accumulated earnings	(2,311,087)*	(5,187,333)
Return of capital	(80,586)*	(154,360)
Total Distributions to Preferred Shareholders	(2,391,673)	(5,341,693)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders
Resulting from Operations	18,058,816	(19,298,424)

Distributions to Common Shareholders:
Return of capital	(17,360,228)*	(32,824,734)

Total Distributions to Common Shareholders	(17,360,228)	(32,824,734)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	43,372,120	—
Net increase in net assets from common shares issued upon reinvestment of distributions	2,636,728	5,090,590
Offering costs for common shares charged to paid-in capital	(320,000)	—
Net Increase in Net Assets from Fund Share Transactions	45,688,848	5,090,590

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	46,387,436	(47,032,568)

Net Assets Attributable to Common Shareholders:
Beginning of year	226,260,572	273,293,140
End of period	$272,648,008	$226,260,572

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended		Year Ended December 31,
	June 30, 2021 (Unaudited)		2020		2019	2018	2017	2016
Operating Performance:
Net asset value, beginning of year	$4.11		$5.03		$4.61	$5.34	$5.45	$5.13
Net investment income	0.06	(a)	0.09		0.11	0.12	0.11	0.11
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	0.33		(0.35)		0.99	(0.27)	0.48	0.92
Total from investment operations	0.39		(0.26)		1.10	(0.15)	0.59	1.03
Distributions to Preferred Shareholders: (b)
Net investment income	(0.04	)*	(0.10)		(0.02)	(0.02)	(0.02)	(0.01)
Net realized gain	—		—		(0.08)	(0.08)	(0.09)	(0.07)
Return of capital	(0.00	)*(c)	(0.00	)(c)	—	—	—	—
Total distributions to preferred shareholders	(0.04)		(0.10)		(0.10)	(0.10)	(0.11)	(0.08)
Net Increase/(Decrease) in Net Assets
Attributable to Common Shareholders
Resulting from Operations	0.35		(0.36)		1.00	(0.25)	0.48	0.95
Distributions to Common Shareholders:
Net investment income	—		—		(0.09)	(0.10)	(0.10)	(0.09)
Net realized gain	—		—		(0.39)	(0.48)	(0.49)	(0.48)
Return of capital	(0.30	)*	(0.60)		(0.12)	(0.02)	(0.01)	(0.03)
Total distributions to common shareholders	(0.30)		(0.60)		(0.60)	(0.60)	(0.60)	(0.60)
Fund Share Transactions:
Increase in net asset value from common share transactions	—		—		—	—	0.01	0.01
Increase in net asset value from common shares issued upon reinvestment of distributions	0.02		0.04		0.02	0.01	—	—
Offering costs and adjustments to offering costs for preferred shares charged or credited to paid-in capital	—		—		0.00 (c)	(0.01)	0.00 (c)	(0.04)
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	(0.01)		—		—	—	—	—
Increase in net asset value from common shares issued in rights offering	0.13		—		—	0.12	—	—
Total Fund share transactions	0.14		0.04		0.02	0.12	0.01	(0.03)
Net Asset Value Attributable to Common Shareholders, End of Period	$4.30		$4.11		$5.03	$4.61	$5.34	$5.45
NAV total return †	8.93%		(5.37)%		23.21%	(5.02)%	9.27%	18.62%
Market value, end of period	$7.96		$8.12		$7.77	$5.94	$7.10	$6.30
Investment total return ††	5.83%		13.88%		42.99%	(4.76)%	23.48%	22.08%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$373,980		$327,593		$374,625	$348,449	$336,165	$337,831
Net assets attributable to common shares, end of period (in 000’s)	$272,648		$226,261		$273,293	$247,117	$234,833	$236,498
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.62	%(a)(d)	2.16%		2.30%	2.51%	2.04%	2.02%

See accompanying notes to financial statements.

The Gabelli Utility Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended		Year Ended December 31,
	June 30, 2021 (Unaudited)		2020	2019		2018	2017	2016
Ratio of operating expenses to average net assets attributable to common shares before fee waived (e)(f)	1.76	%(d)	1.84%	1.64	%(g)	1.81%	1.80%	1.71%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (e)(h)	1.76	%(d)	1.62%	1.64	%(g)	1.60%	1.80%	1.71%
Portfolio turnover rate	4%		19%	23%		26%	18%	22%

Cumulative Preferred Shares:
5.625% Series A Preferred
Liquidation value, end of period (in 000’s)	$28,832		$28,832	$28,832		$28,832	$28,832	$28,832
Total shares outstanding (in 000’s)	1,153		1,153	1,153		1,153	1,153	1,153
Liquidation preference per share	$25.00		$25.00	$25.00		$25.00	$25.00	$25.00
Average market value (i)	$27.18		$26.78	$26.19		$25.43	$25.68	$25.88
Asset coverage per share (j)	$92.27		$80.82	$92.43		$85.97	$82.94	$83.35
Auction Market Series B Preferred
Liquidation value, end of period (in 000’s)	$22,500		$22,500	$22,500		$22,500	$22,500	$22,500
Total shares outstanding (in 000’s)	1		1	1		1	1	1
Liquidation preference per share	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Liquidation value (k)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Asset coverage per share (j)	$92,267		$80,821	$92,425		$85,967	$82,936	$83,347
5.375% Series C Preferred	50,000,000		(50,000,000)	–		–	–	–
Liquidation value, end of period (in 000’s)	$50,000		$50,000	$50,000		$50,000	$50,000	$50,000
Total shares outstanding (in 000’s)	2,000		2,000	2,000		2,000	2,000	2,000
Liquidation preference per share	$25.00		$25.00	$25.00		$25.00	$25.00	$25.00
Average market value (i)	$25.98		$25.96	$25.90		$25.01	$25.32	$25.28
Asset coverage per share (j)	$92.27		$80.82	$92.43		$85.97	$82.94	$83.35
Asset Coverage (l)	369%		323%	370%		344%	332%	333%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Includes income resulting from special dividends. Without these dividends, the per share income amount would have been 0.04, and the net investment income ratio would have been 1.99%.

(b)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.

(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.25%, 1.28%, 1.19%, 1.28%, 1.26%, and 1.27%, respectively.
(g)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.71% and 1.24%, respectively.

(h)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.25%, 1.12%, 1.19%, 1.14%, 1.26%, and 1.27%, respectively.

(i)	Based on weekly prices.

(j)	Asset coverage per share is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Financial Highlights (Continued)

(k) Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.

(l) Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utility Trust (the Fund) operates as a diversified closed-end management investment company organized as a Delaware statutory trust on February 25, 1999 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on July 9, 1999.

The Fund’s primary objective is long term growth of capital and income. The Fund will invest 80% of its assets, under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services, or equipment for (i) the generation or distribution of electricity, gas, and water and (ii) telecommunications services or infrastructure operations (the 80% Policy). The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities
Natural Gas Utilities	$18,156,677	$691,795	$18,848,472
Other Industries (a)	215,794,964	—	215,794,964
Communications (a)	50,262,643	—	50,262,643
Other (a)	14,175,068	—	14,175,068
Independent Power Producers and Energy Traders (a)	806,000	—	806,000
Total Common Stocks	299,195,352	691,795	299,887,147
Mandatory Convertible Securities (a)	3,027,920	120,752	3,148,672
Warrants (a)	9,321	—	9,321
U.S. Government Obligations	—	71,490,727	71,490,727
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$302,232,593	$72,303,274	$374,535,867

OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	$(38,094)	$(38,094)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

The Fund held no level 3 investments at June 30, 2021 and December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2021, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. Equity contract for difference swap agreements held at June 30, 2021 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2021 had an average monthly notional amount of approximately $484,221.

At June 30, 2021, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Equity Contract for Difference Swap Agreements	$38,094	—	$38,094

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2021:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
The Goldman Sachs Group, Inc.	$38,094	$(38,094)	—	—

At June 30, 2021, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2021, the effect of equity contract for difference swap agreements can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency; Net realized loss on swap contracts; and Net change in unrealized appreciation/depreciation on swap contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders of the Fund’s 5.625% Series A Cumulative Preferred Shares (Series A Preferred), the Series B Auction Market Cumulative Preferred Shares (Series B Preferred), and the 5.375% Series C Cumulative Preferred Shares (Series C Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	—	$5,187,333
Return of capital	$32,824,734	154,360
Total distributions paid	$32,824,734	$5,341,693

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and derivatives and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivative instruments	$320,113,053	$65,050,309	$(10,627,495)	$54,422,814

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of its average weekly net assets including the liquidation value of the preferred shares. In accordance with the Advisory Agreement,

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series A and Series B Preferred if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rates of the Series A and Series B Preferred for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the dividend rates of the Series A and Series B Preferred for the period. For the six months ended June 30, 2021, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate of the Series A and Series B Preferred.

During the six months ended June 30, 2021, the Fund paid $1,444 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,670.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2021, the Fund accrued $46,328 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $20,073,558 and $11,767,448, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021 and the year ended December 31, 2020, the Fund did not repurchase any common shares of beneficial interest in the open market.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued in rights offering	7,885,840	$43,372,120	—	—
Net increase in net assets from common shares issued upon reinvestment of distributions	370,252	2,636,728	733,027	$5,090,590
Net increase	8,256,092	$46,008,848	733,027	$5,090,590

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Additional Information to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, and Series C Preferred Shares at redemption prices of $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on investment income and gains available to common shareholders.

The Fund may redeem at any time, in whole or in part, the Series A Preferred and Series B Preferred at the redemption price. In addition, the Board has authorized the repurchase of the Series A Preferred and Series C Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2021 and the year ended December 31, 2020, the Fund did not repurchase any shares of Series A Preferred, Series B Preferred, or Series C Preferred.

The Series B Preferred dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B Preferred subject to bid orders by potential holders has been less than the number of Series B Preferred subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series B Preferred for which they have submitted sell orders. The current maximum rate is 200 basis points greater than the seven day ICE LIBOR rate on the day of such auction. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of the Series B Preferred may also trade their shares in the secondary market.

The Fund has the authority to purchase its Series B auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction market preferred

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

shares, and the timing and amount of any auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2021	Net Proceeds	2021 Dividend Rate Range	Dividend Rate at 6/30/2021	Accrued Dividends at 6/30/2021
A 5.625%	July 31, 2003	1,200,000	1,153,288	$28,895,026	Fixed Rate	5.625%	$22,525
B Auction Market	July 31, 2003	1,000	900	$24,590,026	2.060% to 2.103%	2.091%	$1,289
C 5.375%	May 31, 2016	2,000,000	2,000,000	$48,142,029	Fixed Rate	5.375%	$37,326

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On March 11, 2021, the Fund distributed one transferable right for each of the 55,200,877 common shares outstanding held on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.50 per share. On May 21, 2021, the Fund issued 7,885,840 common shares receiving net proceeds of $43,052,120, after the deduction of estimated offering expenses of $320,000. The NAV of the Fund increased by $0.13 per share on the day the additional shares were issued due to the additional shares being issued above NAV. The fund has an effective shelf registration authorizing an additional $257 million of common or preferred shares.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders, voting together as a single class, re-elected John D. Gabelli, Michael J. Ferrantino, Leslie F. Foley, and Michael J. Melarkey as Trustees of the Fund, with a total of 37,967,791 votes, 37,988,154 votes, 37,990,181 votes, and 37,788,877 votes cast in favor of these Trustees, and a total of 892,453 votes, 872,090 votes, 870,063 votes, and 1,071,366 withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected James P. Conn as a Trustee of the Fund, with 2,392,277 votes cast in favor of this Trustee and 72,557 votes withheld for this Trustee.

Mario J. Gabelli, Elizabeth C. Bogan, Vincent D. Enright, Kuni Nakamura, John Birch, Frank J. Fahrenkopf, Jr., Robert J. Morrissey and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI UTILITY TRUST
AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Utility Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

● Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

● Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and MBA in Finance from Notre Dame.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the Adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Brett Kearney, CFA, is a portfolio manager covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in business administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGUTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118
e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

John Birch

Partner,

The Cardinal Partners Global

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

James P. Conn

Former Managing Director &
Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &
Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

Leslie F. Foley

Attorney,

Addison Gallery of American Art

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York

Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GUT Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective July 1, 2021, Mr. Jose Garza resigned as an employee of the Adviser, and Messrs. Justin Bergner and Brett Kearney were added to the Fund’s portfolio management team.

Justin Bergner, CFA, is currently a portfolio manager for the Adviser and a Vice President at Gabelli & Company, having rejoined Gabelli & Company in June 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Before entering the investment profession, Justin worked in management consulting at both Bain & Company and Dean & Company. Justin graduated cum laude from Yale University with a B.A. in Economics & Mathematics and received an M.B.A. in Finance and Accounting from Wharton Business School.

Brett Kearney is an analyst covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in business administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program. He is a CFA charterholder.

Information provided as of December 31, 2020

The table below shows the number of other accounts managed by the portfolio manager and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Justin Bergner	Registered Investment Companies	1	$20.7 million	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	11	$2.6 million	0	$0

Brett Kearney	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	3	$0.8 million	0	$0

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 55,146,083 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #2 02/01/2021 through 02/28/2021	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 55,200,877 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #3 03/01/2021 through 03/31/2021	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 55,263,814 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #4 04/01/2021 through 04/30/2021	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 63,215,794 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #5 05/01/2021 through 05/31/2021	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 63,286,068 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #6 06/01/2021 through 06/30/2021	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 63,348,016 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Total	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.